Taxes (Details) $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 SGD ($)
Taxes [Line Items]
Statutory income tax rate	10.00%	10.00%	10.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Preferential tax	15.00%	15.00%	15.00%
VAT percentage	6.00%	6.00%	6.00%
Hong Kong [Member] | Minimum [Member]
Taxes [Line Items]
(in Dollars)		$ 2
Statutory income tax rate	8.25%	8.25%	8.25%
Hong Kong [Member] | Maximum [Member]
Taxes [Line Items]
(in Dollars)		$ 2
Statutory income tax rate	16.50%	16.50%	16.50%
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Taxable income percentage	50.00%	50.00%	50.00%
Taxable income	¥ 937,000		$ 190,000
GST rate	7.00%	7.00%	7.00%
Singapore [Member] | First Taxable Income [Member]
Taxes [Line Items]
Taxable income percentage	75.00%	75.00%	75.00%
Taxable income	¥ 49,000		$ 10,000
China [Member]
Taxes [Line Items]
Statutory income tax rate	10.00%	10.00%	10.00%
Reduced income tax	12.50%	12.50%	12.50%
VAT percentage	13.00%	13.00%	13.00%
Guangdong Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%
Hainan Provence [Member]
Taxes [Line Items]
Income tax reduced rate	15.00%	15.00%	15.00%